Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid director and officer liability insurance	$ 88	$ 724
Refundable research and development tax credit	113	37
Short term deposits	15	7
Other	115	25
Total prepaid expenses and other current assets	$ 331	$ 793